ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS - Reconciliation of assets and liabilities (Details) - USD ($) $ in Millions	May 17, 2024	Dec. 31, 2023
ASSETS
Total current assets from discontinued operations		$ 3,289.5
Total non-current assets from discontinued operations		5,035.9
LIABILITIES AND SHAREHOLDERS' EQUITY
Total current liabilities from discontinued operations		3,791.0
Total non-current liabilities from discontinued operations		1,580.9
Discontinued operation disposed of by sale | Disposal of businesses in Russia and certain international markets
ASSETS
Cash and cash equivalents	$ 1,174.9	960.0
Accounts receivable, net		948.1
Sales financing receivable		244.4
Prepaid expenses		192.3
Inventory		236.7
Funds receivable		145.6
VAT reclaimable		313.5
Other current assets		248.9
Total current assets from discontinued operations		3,289.5
Property and equipment		2,029.6
Operating lease right-of-use assets		377.4
Intangible assets		311.7
Content assets		296.9
Goodwill		1,592.6
Equity method investments		1.7
Investments in non-marketable equity securities		1.6
Deferred tax assets		104.5
Other non-current assets		319.9
Total non-current assets from discontinued operations		5,035.9
TOTAL ASSETS FROM DISCONTINUED OPERATIONS		8,325.4
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable, accrued and other liabilities		2,097.7
Debt, current portion		1,019.5
Income and non-income taxes payable		427.0
Deferred revenue		246.8
Total current liabilities from discontinued operations		3,791.0
Debt, non-current portion		551.2
Deferred tax liabilities		127.8
Operating lease liabilities		275.2
Finance lease liabilities		307.7
Other accrued liabilities		319.0
Total non-current liabilities from discontinued operations		1,580.9
TOTAL LIABILITIES FROM DISCONTINUED OPERATIONS		$ 5,371.9